THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

                                                                    MOODY'S/S&P
PRINCIPAL                                                             RATING
  AMOUNT                   SECURITY DESCRIPTION                     (UNAUDITED)         VALUE
----------  --------------------------------------------------    ---------------    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED SECURITIES (41.8%)
FINANCIAL SERVICES (41.8%)
$  495,947  Aegis Auto Receivables Trust, Series 1996-3, Class
              A, Sequential Payer, Callable, (144A) 8.80% due
              03/20/02........................................         NR/NR         $   509,896
   260,854  Chase Manhattan Grantor Trust, Series 1996-A,
              Class A, Pass Through, Callable 5.20% due
              02/15/02........................................        Aaa/AAA            259,387
   625,862  CIT River Owners Trust,Series 1995-A, Class A,
              Sequential Payer, Callable 6.25% due 01/15/11...        Aaa/AAA            627,834
   443,246  Equicon Home Equity Loan Trust, Series 1992-7,
              Remic: Class A, Sequential Payer, Callable 5.90%
              due 09/18/05....................................        Aaa/AAA            440,441
   700,000  First Plus Home Loan Trust, Series 1996-3, Class
              A2, Sequential Payer, Callable 6.85% due
              06/20/07........................................        Aaa/AAA            705,359
   534,020  Fleetwood Credit Corp. Grantor Trust, Series
              1994-A, Class A, Sequential Payer, Callable
              4.70% due 07/15/09..............................        Aaa/AAA            522,805
 1,500,000  Green Tree Home Improvement Loan Trust, Series
              1996-2, Class A2, Sequential Payer, Callable
              6.80% due 09/15/27..............................        NR/AAA           1,518,516
   493,103  Merrill Lynch Mortgage Investors, Inc., Remic
              Series 1994-C1, Class A, Callable 8.61% due
              11/25/20........................................        NR/AAA             497,110
   478,131  Newcourt Receivables Asset Trust, Series 1996-1,
              Class A, Sequential Payer, Callable 6.79% due
              08/20/03........................................        NR/AAA             482,291
 2,000,000  Premier Auto Trust, Series 1996-2, Class A3,
              Sequential Payer, Callable, 6.35% due
              01/06/00........................................        Aaa/AAA          2,016,800
   727,404  Prudential Home Mortgage Securities, Remic:
              Sequential Payer, Series 1992-44, Class A1,
              Callable 6.00% due 01/25/98.....................        Aaa/AAA            722,851
   566,015  Summit Acceptance Auto Receivables, Series 1996-A,
              Class A-1, (144A) 7.01% due 07/15/02............        Aaa/AAA            571,498
 1,500,000  World Omni Automobile Lease Securitization Trust,
              Series 1996-A, Class A1, Sequential Payer,
              Callable 6.30% due 06/25/02.....................        Aaa/AAA          1,502,460
   500,000  World Omni Automobile Lease Securitization Trust,
              Series 1996-B, Class A1 5.95% due 11/15/02......        Aaa/AAA            499,531
                                                                                     -----------
                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS AND
                  ASSET BACKED SECURITIES (COST
                  $10,819,469)................................                        10,876,779
                                                                                     -----------
CORPORATE OBLIGATIONS (12.9%)
ELECTRIC (4.1%)
 1,000,000  Hydro Quebec 9.75% due 09/29/98...................         NR/A+           1,062,500
                                                                                     -----------

FINANCIAL SERVICES (1.1%)
   300,000  Cheung Kong Finance Cayman 5.50% due 09/30/98.....         NR/NR             293,437
                                                                                     -----------

OIL-SERVICES (3.8%)
 1,000,000  Occidental Petroleum Corp. 5.76% due 06/15/98.....       Baa3/BBB            993,120
                                                                                     -----------

TELEPHONE (3.9%)
 1,000,000  Southwestern Bell Cap 7.30% due 07/15/99..........         A2/A+           1,025,780
                                                                                     -----------
                TOTAL CORPORATE OBLIGATIONS (COST
                  $3,310,280).................................                         3,374,837
                                                                                     -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                   SECURITY DESCRIPTION                      VALUE
----------  --------------------------------------------------    -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (23.0%)
FEDERAL HOME LOAN MORTGAGE CORP.
$  417,051  9.00% due 05/01/97................................    $   423,169
 1,500,000  REMIC: PAC-1(11), Series 1625, Class DA 5.50% due
              07/15/04........................................      1,483,935
                                                                  -----------
                                                                    1,907,104
                                                                  -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
 1,500,000  REMIC: PAC-1(11), Series 1625, Class DA 5.60% due
              07/25/03........................................      1,494,495
 1,000,000  REMIC: PAC-1(11), Series 1994-33, Class D 5.50%
              due 04/25/05....................................        986,310
                                                                  -----------
                                                                    2,480,805
                                                                  -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 1,500,000  GNMA TBA Nov 9.00%................................      1,607,805
                                                                  -----------
                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST
                 $5,966,960)..................................      5,995,714
                                                                  -----------
U.S. TREASURY OBLIGATIONS (15.0%)
U.S. TREASURY NOTES
 3,880,000  United States Treasury Notes 6.00% due 08/15/99
              (cost $3,854,313)...............................      3,889,428
                                                                  -----------
SHORT-TERM INVESTMENTS (12.9%)
OTHER INVESTMENT COMPANIES (0.0%)*
       626  Seven Seas Money Market Fund (cost $626)..........            626
                                                                  -----------
REPURCHASE AGREEMENT (12.9%)
 3,351,000  Goldman Sachs Repurchase Agreement, 5.54% dated
              10/31/96 due 11/01/96, proceeds $3,351,516,
              (collateralized by $2,474,000 U.S. Treasury
              Bond, 11.625% due 11/15/04, valued at
              $3,418,911) (cost $3,351,000)...................      3,351,000
                                                                  -----------
                TOTAL SHORT-TERM INVESTMENTS (COST
                 $3,351,626)..................................      3,351,626
                                                                  -----------
            TOTAL INVESTMENTS (COST $27,302,648) (105.6%).....     27,488,384
            LIABILITIES IN EXCESS OF OTHER ASSETS (-5.6%).....     (1,456,273)
                                                                  -----------
            NET ASSETS (100.0%)...............................    $26,032,111
                                                                  -----------
                                                                  -----------

------------------------------
Note: Based on the cost of investments of $27,302,648 for federal income tax purposes at October 31, 1996, the aggregate gross unrealized appreciation and depreciation was $236,697 and $50,961, respectively, resulting in net unrealized appreciation of $185,736.

* Less than 0.1%.

TBA -- Security purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement date.

144A -- Securities restricted for resale to Qualified Institutional Buyers

REMIC -- Real estate mortgage investment conduit.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $27,302,648)        $27,488,384
Interest Receivable                                178,275
Receivable for Expense Reimbursement                15,700
Deferred Organization Expenses                       2,300
Prepaid Expenses and Other Assets                       22
                                               -----------
    Total Assets                                27,684,681
                                               -----------

LIABILITIES
Payable for Investments Purchased                1,601,250
Payable to Custodian                                24,958
Advisory Fee Payable                                 5,693
Administrative Services Fee Payable                    726
Custody Fee Payable                                    135
Administration Fee Payable                              67
Fund Services Fee Payable                               13
Accrued Trustees' Fees and Expenses                    250
Accrued Expenses                                    19,478
                                               -----------
    Total Liabilities                            1,652,570
                                               -----------

NET ASSETS
Applicable to Investors' Beneficial Interests  $26,032,111
                                               -----------
                                               -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                  $1,212,907

EXPENSES
Advisory Fee                           $ 50,319
Professional Fees and Expenses           34,359
Custodian Fees and Expenses              25,934
Administrative Services Fee               4,344
Administration Fee                        1,703
Printing Expenses                         1,601
Amortization of Organization Expenses     1,365
Fund Services Fee                         1,005
Registration Fees                           610
Trustees' Fees and Expenses                 602
Insurance Expense                           508
Miscellaneous                               250
                                       --------
    Total Expenses                      122,600
Less: Reimbursement of Expenses         (46,618)
                                       --------

NET EXPENSES                                         75,982
                                                 ----------

NET INVESTMENT INCOME                             1,136,925

NET REALIZED GAIN ON INVESTMENTS
  (including $25,919 net realized
  loss from futures contracts)                      146,407

NET CHANGE IN UNREALIZED APPRECIATION
  OF INVESTMENTS                                      5,083
                                                 ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                $1,288,415
                                                 ----------
                                                 ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            FOR THE         FOR THE
                                            FISCAL          FISCAL
                                          YEAR ENDED      YEAR ENDED
                                          OCTOBER 31,     OCTOBER 31,
                                             1996            1995
                                         -------------   -------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net Investment Income                    $  1,136,925    $  3,574,946
Net Realized Gain on Investments              146,407         407,824
Net Change in Unrealized Appreciation
  of Investments                                5,083       1,076,791
                                         -------------   -------------
    Net Increase in Net Assets
    Resulting from Operations               1,288,415       5,059,561
                                         -------------   -------------

TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS
Contributions                              54,341,812      32,690,159
Withdrawals                               (58,904,692)    (61,766,958)
                                         -------------   -------------
    Net Decrease from Investors'
    Transactions                           (4,562,880)    (29,076,799)
                                         -------------   -------------
    Total Decrease in Net Assets           (3,274,465)    (24,017,238)

NET ASSETS
Beginning of Fiscal Year                   29,306,576      53,323,814
                                         -------------   -------------
End of Fiscal Year                       $ 26,032,111    $ 29,306,576
                                         -------------   -------------
                                         -------------   -------------

SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                  FOR THE PERIOD
                                                                                   JULY 8, 1993
                                                                                  (COMMENCEMENT
                                          FOR THE FISCAL YEAR ENDED OCTOBER 31,         OF
                                                                                  OPERATIONS) TO
                                          -------------------------------------    OCTOBER 31,
                                            1996          1995          1994           1993
                                          ---------     ---------     ---------   --------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                     0.38%         0.42%         0.36%         0.37%(a)
  Net Investment Income                        5.65%         6.11%         5.01%         3.99%(a)
  Decrease Reflected in Expense Ratio
    due to Expense Reimbursement               0.23%         0.04%         0.05%         1.00%(a)
Portfolio Turnover                              191%          177%          230%          116%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Short Term Bond Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio's investment objective is to provide a high total return while attempting to limit the likelihood of negative quarterly returns. The Portfolio commenced operations on July 8, 1993. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The Portfolio values mortgage and asset-backed securities and other debt securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the Portfolio's independent pricing services, such securities are priced in accordance with procedures adopted by the Trustees. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method. The ability of issuers of mortgage and asset-backed securities, held by the Portfolio, to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage and asset-backed securities can be significantly affected by changes in interest rates, rapid principal repayments including pre-payments.

      The Portfolio's custodian or designated subcustodians, as the case may be, under triparty repurchase agreements takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    b)Futures: A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Portfolio enters in the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------
      payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Futures transactions in U.S. Treasury securities during the fiscal year ended October 31, 1996 are summarized as follows:

                                                             PRINCIPAL
                                               NUMBER OF      AMOUNT
                                               CONTRACTS   OF CONTRACTS
                                               ---------   -------------
Contracts open at beginning of year..........       10     $  1,076,009
Contracts opened.............................       26        5,356,975
Contracts closed.............................      (36)      (6,432,984)
                                               ---------   -------------
Contracts open at end of year................        0     $          0
                                               ---------   -------------
                                               ---------   -------------

    c)Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discount, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

    e)The Portfolio incurred organization expenses in the amount of $5,380. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.25% of the Portfolio's average daily net assets. For the fiscal year ended October 31, 1996, such fees amounted to $50,319.

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. Until December 28, 1995, the agreement provided for a fee to be paid to Signature at an annual rate determined by the following schedule:
      0.01% of the first

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------
      $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate was applied each day to the net assets of the Portfolio. For the period from November 1, 1995 to December 28, 1995, Signature's fee for these services amounted to $801.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged was equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds, The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from December 29, 1995 through July 31, 1996, Signature's fee for these services amounted to $746. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from August 1, 1996 through October 31, 1996, the fee for these services amounted to $156.

    c)Until August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement with Morgan which provided that Morgan would receive a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Portfolio and that was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund services fee, brokerage costs and amortization of organization expenses at 0.05% of the Portfolio's average daily net assets up to and including $200 million and 0.03% of average daily net assets on any excess over $200 million. From September 1, 1995 until December 28, 1995, an interim agreement between the Portfolio and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services.

      Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan was responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------
      average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share that the Portfolio's net assets bore to the net assets of the Master Portfolios and investors in the Master Portfolios for which Morgan provided similar services. For the period from December 29, 1995 through July 31, 1996, Morgan's fee for these services amounted to $2,474.

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the Master Portfolio's aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The allocation of the Portfolio's portion of this charge is described above. For the period from August 1, 1996 through October 31, 1996, the fee for these services amounted to $1,870.

      In addition, prior to July 1, 1996, Morgan agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.45% of the average daily net assets of the Fund. Effective July 1, 1996 through at least February 28, 1997, Morgan will reimburse the Portfolio to the extent necesssary to maintain the Portfolio's total operating expenses at an annual rate of no more than 0.25% of the average daily net assets of the Fund. For the fiscal year ended October 31, 1996, Morgan has agreed to reimburse the Portfolio $46,618 for expenses under this agreement.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $1,005 for the fiscal year ended October 31, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds and the Master Portfolios. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $130.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the period were as follows:

                                                   COST OF         PROCEEDS
                                                  PURCHASES       FROM SALES
                                                -------------    -------------
U.S. Government and Agency Obligations.......   $  23,963,743    $  26,603,778
Corporate and Collateralized Obligations.....      14,057,809       15,536,455
                                                -------------    -------------
Total........................................   $  38,021,552    $  42,140,233
                                                -------------    -------------
                                                -------------    -------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Short Term Bond Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Short Term Bond Portfolio (the "Portfolio") at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its supplementary data for each of the three years in the period then ended and for the period July 8, 1993 (commencement of operations) through October 31, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

New York, New York
December 18, 1996

28